FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of financial assets

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Financial assets included in other Receivables	15	46	7

Total	15	46	7

Total Current	15	46	7
Total Non-current	—	—	—

Schedule of financial liabilities

	December 31,	June 30
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note 14)	2,138	236	33
Financial liabilities at amortized cost:
Trade payables	280	280	39
Financial liabilities in other payables and accruals	1,910	1,025	143
Due to related companies	11,361	11,563	1,612
Due to the Shareholder	78,567	75,361	10,507

Total	94,256	88,465	12,334

Total current	15,689	13,104	1,827
Total non-current	78,567	75,361	10,507